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May 1, 2009

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street N.E.
Washington, D.C. 20549

     Re:  A. G. Separate Account A ("Registrant")
          Western National Life Insurance Company ("Depositor")
          (formerly named AIG Annuity Insurance Company)
          Post-Effective Amendment on Form N-4
          File Nos.: 333-70801 and 811-08862
          The One Multi-Manager Annuity

Ladies and Gentlemen:

On behalf of the Registrant, submitted herewith for filing pursuant to the Securities Act of 1933, as amended, ("33 Act") and The Investment Company Act of ("40 Act") is Post-Effective Amendment No. 5 and Amendment No. 37 under the 33 Act and the 40 Act, respectively, to the Registration Statement on Form N-4.

The purpose of this Rule 485(b) filing is to update the financial statements of the Depositor and Registrant and to respond to Staff comments on the Rule 485(a) filing made February 27, 2009, accession number 0000932927-09-000004. We include the comments below, followed by our responses:

1. If you are relying on Rule 12h-7 of the Securities Exchange Act of 1934, as amended ("34 Act"), please so indicate in the prospectus.

Response: Based on established, long standing precedents and interpretations of the Federal Securities laws, the Company, as Depositor for registered separate accounts, does not believe it needs to rely on Rule 12h-7 of the 34 Act as the basis for its exemption from the duty under Section 15(d) of the 34 Act to file reports required by Section 13(a) of the 34 Act with respect to the variable annuities registered on this Registration Statement pursuant to the 33 Act. Should subsequent Staff interpretation or guidance with respect to Rule 12h-7 and its applicability change our opinion on this matter, we will make appropriate adjustments to disclosure by supplement to the prospectus pursuant to Rule 497 of the 33 Act.

2. Consider adding language to the "About the Company" or "Fixed Account Options" sections to discuss the financial strength of the company and to add to the general account disclosure.

Response: We have added language regarding state insurance law and the general account for the Fixed Account Option section of the prospectus.

3. Please confirm that financial statements for the depositor will be filed with the next post-effective amendment. Any exhibits, financial statements and any other required disclosure not included in the 485APOS registration statement also should be filed with the next post-effective amendment.

Response: We have filed the financial statements and the consent from the independent registered public accounting firm and any other required disclosure not included in the 485APOS registration statement with this post-effective amendment. The amendment does not contain any disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

4. Please include "Tandy" language in your post-effective amendment filing letter.

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Response: Agreed, included below.

We acknowledge that:

- Should the Commission or the Staff, acting pursuant to delegated authority, allow the filing to become effective, it does not foreclose the Commission from taking any action with respect to the filings; and

- The action of the Commission or the Staff, acting pursuant to delegated authority, in allowing the filing to become effective, does not relieve Depositor and Registrant from full responsibility for the adequacy and accuracy of the disclosure in the filing; and

- Depositor and Registrant may not assert this action as a defense in any proceeding initiated by the commission or any other person under the federal securities laws of the United States.

Please contact me at 713-831-3164 if you have any questions or need more information.

Sincerely,


/s/ KATHERINE STONER

Katherine Stoner
Vice President, Deputy General Counsel
and Secretary

cc: Jeff Foor
Office of Insurance Products